Future Contract Benefit (Summary of Changes in Present values of Expected Net Premiums and LFPB) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present Value of Expected LFBP [Abstract]
Liability for Future Policy Benefits, Total	$ 38,302	$ 40,767
Traditional Life [Member]
Present Value of Expected Net Premiums [Abstract]
Balance as of beginning-of-year	6,610	5,936
Beginning balance of original discount rate	5,767	4,726
Effect of changes in cash flow assumptions		(382)	$ (113)
Effect of actual variances from expected experience		(21)	190
Adjusted beginning-of-year balance	5,364	4,803
Issuances	1,655	1,378
Interest accrual	209	219
Net premiums collected	(742)	(619)
Flooring impact of LEPB	(6)	(14)
Ending balance at original discount rate	6,480	5,767
Effect of cumulative changes in discount rate assumptions	(584)	843
Balance as of end-of-period	5,896	6,610
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-year	10,353	9,848
Beginning balance of original discount rate	8,893	7,786
Effect of changes in cash flow assumptions		(321)	(117)
Effect of actual variances from expected experience		(5)	204
Adjusted balance as of beginning-of-year	8,567	7,873
Issuance	1,655	1,379
Interest accrual	326	332
Benefit payments	(669)	(691)
Ending balance at original discount rate	9,879	8,893
Effect of changes in discount rate assumptions	(793)	1,460
Balance as of end-of-period	9,086	10,353
Liability for Future Policy Benefits, Total	3,190	3,743
Less: reinsurance recoverables	270	357
Net balance as of end-of-year, net of reinsurance	$ 2,920	$ 3,386
Weighted-average duration of future policyholder benefit liability (years)	11 years	12 years
Payout Annuities [Member]
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-year	$ 2,511	$ 2,667
Beginning balance of original discount rate	2,245	2,252
Effect of actual variances from expected experience		3	(3)
Adjusted balance as of beginning-of-year	2,248	2,249
Issuance	122	96
Interest accrual	84	84
Benefit payments	(188)	(184)
Ending balance at original discount rate	2,266	2,245
Effect of changes in discount rate assumptions	(263)	266
Balance as of end-of-period	2,003	2,511
Liability for Future Policy Benefits, Total	2,003	2,511
Less: reinsurance recoverables	10	8
Net balance as of end-of-year, net of reinsurance	$ 1,993	$ 2,503
Weighted-average duration of future policyholder benefit liability (years)	9 years	11 years
Deferred Profit Liability	$ 38	$ 22	5
UL and Other [Member]
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-year	12,513	12,264
Balance as of beginning-of-year, excluding shadow balance in AOCI	11,400	10,331
Effect of changes in cash flow assumptions		3,108	(115)
Effect of actual variances from expected experience		195	107
Adjusted balance as of beginning-of-year	14,703	10,323
Issuance	7	2
Interest accrual	626	498
Net assessments collected	974	957
Benefit payments	(628)	(380)
Balance as of end-of-period, excluding shadow balance in AOCI	15,682	11,400
Balance as of end-of-period	14,777	12,513
Liability for Future Policy Benefits, Total	14,777	12,513
Less: reinsurance recoverables	1,975	1,087
Net balance as of end-of-year, net of reinsurance	$ 12,802	$ 11,426
Weighted-average duration of future policyholder benefit liability (years)	17 years	18 years
Group Protection Segment [Member]
Present Value of Expected LFBP [Abstract]
Balance as of beginning-of-year	$ 5,936	$ 5,939
Beginning balance of original discount rate	5,674	5,422
Effect of changes in cash flow assumptions		15	(31)
Effect of actual variances from expected experience		(117)	$ (133)
Adjusted balance as of beginning-of-year	5,572	5,258
Issuance	1,777	1,597
Interest accrual	141	145
Benefit payments	(1,431)	(1,326)
Ending balance at original discount rate	6,059	5,674
Effect of changes in discount rate assumptions	(597)	262
Balance as of end-of-period	5,462	5,936
Liability for Future Policy Benefits, Total	5,462	5,936
Less: reinsurance recoverables	127	150
Net balance as of end-of-year, net of reinsurance	$ 5,335	$ 5,786
Weighted-average duration of future policyholder benefit liability (years)	4 years	5 years